Schedule of investments
Nomura Tax-Free Pennsylvania Fund	November 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.96%
Education Revenue Bonds — 13.25%
Allentown, Pennsylvania Commercial and Industrial Development Authority Revenue
(Executive Education Academy Charter School Project) 144A 5.00% 7/1/59 #	3,000,000	$ 2,801,910
Bethlehem, Pennsylvania Redevelopment Authority University Revenue
(Moravian University Project) 5.50% 10/1/54	1,800,000	1,837,512
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,440,050
Chester County, Pennsylvania Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,130,547
Series A 5.00% 12/15/51	770,000	734,503
(Renaissance Academy Charter School Project)
144A 4.50% 10/1/54 #	645,000	558,970
144A 4.50% 10/1/64 #	1,485,000	1,243,762
General Authority of Southcentral Pennsylvania Revenue
(AICUP Financing Program - York College of Pennsylvania Project) Series XX2 5.25% 5/1/55	1,000,000	1,022,810
Lehigh County, Pennsylvania General Purpose Authority Revenue
(Muhlenberg College Project) 5.25% 2/1/49	1,350,000	1,362,933
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) 5.00% 5/1/42	2,500,000	2,503,475
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) Series VV1 5.75% 5/1/48	1,500,000	1,538,655
(Germantown Academy Project) Series A 4.00% 10/1/51	1,430,000	1,209,237
(Ursinus College Project)
5.00% 11/1/44	1,870,000	1,812,815
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Schedule of investments
Nomura Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Ursinus College Project)
5.25% 11/1/54	2,000,000	$ 1,947,920
Pennsylvania Higher Educational Facilities Authority Revenue
(The Trustees of the University of Pennsylvania)
Series A 5.00% 2/15/35	1,250,000	1,469,175
Series A 5.00% 2/15/55	2,500,000	2,635,750
(Ursinus College Project) Series A 5.00% 11/1/32	1,130,000	1,192,376
Pennsylvania State University Revenue
5.25% 9/1/54	3,000,000	3,206,550
Series A 5.25% 9/1/52	2,000,000	2,110,520
Series A 5.50% 9/1/55	4,000,000	4,385,640
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(International Apartments of Temple University)
Series A 5.375% 6/15/30 ‡	1,145,000	858,750
Series A 5.625% 6/15/42 ‡	3,000,000	2,250,000
(Saint Joseph's University Project) 5.50% 11/1/60	6,000,000	6,280,620
(University of the Sciences) 5.00% 11/1/47	2,500,000	2,452,700
Swarthmore Borough, Pennsylvania Authority Revenue
(Swarthmore College) 5.00% 9/15/47	1,950,000	2,060,897
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,500,000	2,462,825
Series B 144A 6.00% 7/1/29 #	235,000	235,564
		53,746,466
Electric Revenue Bonds — 1.93%
Philadelphia, Pennsylvania Gas Works Revenue
(1998 General Ordinance)
Seventeenth Series A 5.25% 8/1/49	4,000,000	4,258,120
Seventeenth Series A 5.25% 8/1/54 (AG)	1,000,000	1,056,510
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	1,110,000	740,925
Series A 5.05% 7/1/42 ‡	400,000	267,000
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.25% 7/1/33 ‡	1,055,000	$ 704,213
Series WW 5.50% 7/1/38 ‡	1,190,000	794,325
		7,821,093
Healthcare Revenue Bonds — 29.33%
Adams County, Pennsylvania General Authority Revenue
(The Brethren Home Community Project) Series A 5.00% 6/1/54	2,000,000	1,913,960
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	2,640,000	2,456,705
Series A 5.00% 4/1/47	11,060,000	11,099,926
Bucks County, Pennsylvania Industrial Development Authority Revenue
(St. Luke's University Health Network Project)
3.00% 8/15/53	3,000,000	2,105,670
4.00% 8/15/50	1,400,000	1,215,172
4.00% 8/15/50 (BAM)	1,600,000	1,417,440
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,554,361
Centre County, Pennsylvania Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A 4.00% 11/15/47	1,400,000	1,293,082
Chester County, Pennsylvania Health and Education Facilities Authority Revenue
(Main Line Health System) Series A 4.00% 9/1/50	310,000	275,689
(TEL HAI Retirement Community Project) 5.25% 6/1/55	3,000,000	3,025,830
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.00% 1/1/45	3,000,000	2,843,670
(Diakon Lutheran Social Ministries Project) 5.00% 1/1/38	675,000	675,209
(Penn State Health) Series A 4.00% 11/1/44	5,000,000	4,683,350
Doylestown, Pennsylvania Hospital Authority Revenue
144A 5.375% 7/1/39 #	1,000,000	1,103,010
NQ- WEST [1125] 0126 (5100810)    3

Schedule of investments
Nomura Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
DuBois, Pennsylvania Hospital Authority Revenue
(Penn Highlands Healthcare) 4.00% 7/15/50	3,600,000	$ 2,688,372
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project)
5.00% 7/1/31	130,000	131,061
5.25% 7/1/35	250,000	250,080
5.50% 7/1/45	1,000,000	976,470
(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	1,946,220
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,027,760
5.00% 11/1/36	510,000	523,076
5.00% 11/1/37	250,000	255,880
5.125% 11/1/38	3,500,000	3,804,605
Lehigh County, Pennsylvania General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) Series A 4.00% 7/1/49	4,000,000	3,520,400
Maxatawny Township, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project) Series A 4.50% 1/1/45	2,000,000	1,847,280
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series A 4.00% 9/1/49	2,500,000	2,243,775
Series B 4.00% 5/1/47	4,000,000	3,646,800
Series B 4.00% 5/1/52	5,950,000	5,262,954
Series B 5.00% 5/1/57	3,000,000	3,021,270
Montgomery County, Pennsylvania Industrial Development Authority Retirement Communities Revenue
(ACTS Retirement - Life Communities, Inc. Obligated Group) Series A 5.00% 11/15/55	2,000,000	1,945,800
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways at Gwynedd Project) 5.00% 12/1/46	1,500,000	1,421,700
(Waverly Heights Project) 4.00% 12/1/37	300,000	296,199
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Project)
5.375% 1/1/50	4,035,000	$ 3,779,585
Series A 5.25% 1/1/48	1,000,000	933,480
Series A 5.375% 1/1/51	1,600,000	1,484,528
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,090,000	3,973,231
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living, Inc. Project) 5.00% 11/1/44	1,000,000	913,260
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	143,000
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	1,080,000
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-1 5.25% 7/1/49	2,500,000	2,514,325
Series B-2 5.25% 7/1/46	2,500,000	2,534,250
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	5,200,000	4,882,488
Series A 4.00% 2/15/52	1,710,000	1,513,778
Subordinate Series A-2 4.00% 5/15/48	2,250,000	2,009,340
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University) Series B-1 5.25% 11/1/48 (AG)	1,000,000	1,067,530
(University of Pennsylvania Health System)
4.00% 8/15/49	7,660,000	6,896,604
5.50% 8/15/55	5,000,000	5,463,650
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(The Children's Hospital of Philadelphia Project)
Series A 4.00% 7/1/49	2,500,000	2,319,575
Series A 5.25% 7/1/49	1,885,000	2,010,183
Series A 5.50% 7/1/53	2,500,000	2,704,950
NQ- WEST [1125] 0126 (5100810)    5

Schedule of investments
Nomura Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(The Children's Hospital of Philadelphia Project)
(Wesley Enhanced Living Obligated Group) Series A 5.00% 7/1/49	2,500,000	$ 2,263,800
		118,960,333
Housing Revenue Bonds — 6.62%
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142A 5.00% 10/1/50	5,000,000	5,038,800
Series 143A 5.30% 4/1/44	1,755,000	1,848,155
Series 143A 5.45% 4/1/51	3,750,000	3,935,288
Series 146A 4.75% 4/1/53	3,000,000	2,989,530
Series 148A 4.625% 10/1/45	4,160,000	4,162,621
Series 149A 5.20% 4/1/53	5,350,000	5,494,129
Series 150A 5.25% 10/1/52	2,000,000	2,070,220
Pennsylvania Housing Finance Agency Special Limited Obligation Multifamily Housing Development Revenue
(Darby Townhouses) 4.90% 6/1/41 (FNMA)	1,250,000	1,291,100
		26,829,843
Industrial Development Revenue/Pollution ControlRevenue Bonds — 7.76%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
5.125% 5/1/30	3,250,000	3,418,967
5.75% 8/1/42 (AMT)	725,000	725,319
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.00% 5/1/42 #	1,000,000	1,024,650
Chester County, Pennsylvania Industrial Development Authority Revenue
(Longwood Gardens, Inc. Project) 4.00% 12/1/51	2,635,000	2,401,381
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.248% 5/15/57 ^	97,830,000	4,673,339
6    NQ- WEST [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue) 4.00% 6/1/39 (AG)	1,910,000	$ 1,894,319
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,001,560
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Core Natural Resources, Inc. Project) 144A 5.45% 1/1/51 (AMT) #, •	1,000,000	1,069,150
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	12,254,660
		31,463,345
Lease Revenue Bonds — 2.21%
Delaware County, Pennsylvania
5.00% 8/1/45	1,000,000	1,066,730
5.00% 8/1/47	1,000,000	1,056,910
5.00% 8/1/48	1,000,000	1,055,330
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/29 (AMT)	500,000	504,070
5.00% 12/31/34 (AMT)	2,115,000	2,128,282
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Rebuild Projects) Series A 5.00% 12/1/45	1,245,000	1,335,711
Philadelphia, Pennsylvania Housing Authority Revenue
(Phadc Acquisition Program) Series A 5.25% 3/1/45	1,750,000	1,832,932
		8,979,965
Local General Obligation Bonds — 1.78%
City of Philadelphia, Pennsylvania
Series A 5.25% 8/1/45	1,000,000	1,097,490
Council Rock, Pennsylvania School District
4.00% 11/15/52	2,975,000	2,788,497
NQ- WEST [1125] 0126 (5100810)    7

Schedule of investments
Nomura Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Marple Newtown, Pennsylvania School District
3.00% 6/1/40	3,740,000	$ 3,328,750
		7,214,737
Pre-Refunded Bond — 0.39%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Robert Morris University) 5.00% 10/15/47-27 §	1,500,000	1,562,475
		1,562,475
Special Tax Revenue Bonds — 14.02%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.25% 5/1/42 #	4,200,000	4,293,072
(Forward Delivery) 5.00% 5/1/42	2,000,000	2,068,280
Chester County, Pennsylvania Industrial Development Authority Revenue
(Woodlands at Greystone Project) 144A 5.125% 3/1/48 #	603,000	595,360
Commonwealth of Puerto Rico Revenue
1.831% 11/1/51 •	835,968	546,514
2.905% 11/1/43 •	7,570,401	4,854,520
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	9,094,449	8,853,810
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	2,500,000	2,595,525
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.071% 7/1/51 ^	11,285,000	2,812,335
Series A-1 4.115% 7/1/46 ^	29,972,000	10,220,152
Series A-1 4.75% 7/1/53	7,858,000	7,480,816
Series A-1 5.00% 7/1/58	5,000,000	4,874,800
Series A-2 4.329% 7/1/40	2,650,000	2,584,757
Series A-2 4.536% 7/1/53	1,000,000	912,120
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/52	3,000,000	3,143,760
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	1,000,000	$ 1,004,890
		56,840,711
State General Obligation Bonds — 1.40%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	2,172,745	2,088,921
Series A-1 4.00% 7/1/41	1,169,072	1,081,041
Series A-1 4.00% 7/1/46	2,830,000	2,518,077
		5,688,039
Transportation Revenue Bonds — 17.10%
Allegheny County, Pennsylvania Airport Authority Revenue
Series A 4.00% 1/1/38 (AMT)	1,400,000	1,406,776
Series A 4.00% 1/1/56 (AG) (AMT)	4,000,000	3,493,680
Series A 5.00% 1/1/51 (AMT)	2,505,000	2,514,995
(Pittsburgh International Airport)
Series A 5.50% 1/1/53 (AG) (AMT)	1,260,000	1,317,846
Series A 5.50% 1/1/55 (AG) (AMT)	1,500,000	1,582,230
City of Philadelphia, Pennsylvania Airport Revenue
4.00% 7/1/46 (AG) (AMT)	3,125,000	2,858,031
5.00% 7/1/51 (AMT)	1,000,000	1,011,640
Series A 4.00% 7/1/33	10,000,000	10,373,900
Series C 4.00% 7/1/50 (AMT)	2,500,000	2,219,950
Pennsylvania Economic Development Financing Authority Revenue
Series B-2 4.859% 1/1/45 (BAM) ^	3,345,000	1,357,033
Series B-2 5.52% 1/1/46 (BAM) ^	1,885,000	728,666
Series B-2 5.54% 1/1/47 (BAM) ^	2,050,000	751,837
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series B 4.00% 12/1/53	5,000,000	4,538,400
Subordinate Series B 4.00% 12/1/51	3,740,000	3,423,297
Pennsylvania Turnpike Commission Revenue
5.00% 12/1/41	830,000	921,591
Series A 4.00% 12/1/38	2,250,000	2,309,603
Series C 3.00% 12/1/51	2,825,000	2,119,230
Series C 5.25% 12/1/54	5,385,000	5,767,927
Subordinate Series A 3.00% 12/1/42	2,000,000	1,676,980
NQ- WEST [1125] 0126 (5100810)    9

Schedule of investments
Nomura Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Revenue
Subordinate Series A 4.00% 12/1/49 (AG)	3,375,000	$ 3,135,544
Subordinate Series A 4.00% 12/1/50	550,000	501,325
Subordinate Series A 4.00% 12/1/50 (BAM)	1,220,000	1,134,319
Subordinate Series B 3.00% 12/1/51	7,550,000	5,580,658
Subordinate Series B 4.00% 12/1/51	1,200,000	1,093,272
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	2,000,000	2,246,220
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/47	5,000,000	5,283,650
		69,348,600
Water & Sewer Revenue Bonds — 2.17%
Allegheny County, Pennsylvania Sanitary Authority Revenue
5.00% 6/1/53	1,750,000	1,821,417
5.25% 12/1/55	1,500,000	1,593,795
City of Philadelphia, Pennsylvania Water and Wastewater Revenue
Series B 5.00% 9/1/42 (AG)	3,000,000	3,255,150
Series C 5.25% 9/1/54 (AG)	2,000,000	2,143,720
		8,814,082
Total Municipal Bonds (cost $400,075,865)		397,269,689

Short-Term Investments — 0.39%
Variable Rate Demand Notes — 0.39%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Carnegie Mellon University) Series A 3.00% 12/1/37 (SPA - Bank of New York)¤	700,000	700,000
Delaware Valley, Pennsylvania Regional Finance Authority
(Bucks, Chester, Delaware and Montgomery Counties, Pennsylvania) Series B 2.85% 9/1/59 (LOC - TD Bank, N.A.)¤	400,000	400,000
10    NQ- WEST [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(The Children's Hospital of Philadelphia Project) Series B-2 2.85% 7/1/54 (SPA – JPMorgan Chase Bank, N.A.)¤	500,000	$ 500,000
Total Short-Term Investments (cost $1,600,000)		1,600,000
Total Value of Securities—98.35% (cost $401,675,865)		398,869,689

Receivables and Other Assets Net of Liabilities—1.65%		6,684,676
Net Assets Applicable to 56,131,721 Shares Outstanding—100.00%		$405,554,365
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2025, the aggregate value of Rule 144A securities was $16,611,273, which represents 4.10% of the Fund’s net assets.
‡	Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2025.
NQ- WEST [1125] 0126 (5100810)    11

Schedule of investments
Nomura Tax-Free Pennsylvania Fund
Summary of abbreviations:
AG – Aktiengesellschaft
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FNMA – Federal National Mortgage Association Collateral
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
12    NQ- WEST [1125] 0126 (5100810)